QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Treasury Inflation Protected Securities - 30.8%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	4,908,764	$5,706,090
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,027,493	2,866,743
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	355,866	524,719
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,341,540	3,496,753
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	397,131	475,662
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,290,390	5,855,138
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	326,637	399,608
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	4,744,125	4,813,505
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	1,999,368	2,048,306
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	516,100	536,698
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	203,316	213,720
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	107,903	116,856
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	498,260	538,528

Total U.S. Treasury Inflation Protected Securities (Cost - $24,586,489)				27,592,326

			SHARES
Common Stocks - 21.6%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.2%
China Telecom Corp. Ltd., Class H Shares			268,000	75,126	(a)
China Unicom Hong Kong Ltd.			96,000	51,965	(a)
LG Uplus Corp.			6,096	62,297	(a)

Total Diversified Telecommunication Services				189,388

Entertainment - 0.4%
Activision Blizzard Inc.			1,880	142,692
Electronic Arts Inc.			1,050	138,652	*
NetEase Inc., ADR			310	133,108

Total Entertainment				414,452

Interactive Media & Services - 0.9%
58.com Inc., ADR			1,200	64,728	*
Alphabet Inc., Class A Shares			166	235,397	*
Alphabet Inc., Class C Shares			130	183,769	*
Auto Trader Group PLC			15,400	100,340	(a)
Baidu Inc., ADR			900	107,901	*
Facebook Inc., Class A Shares			468	106,269	*

Total Interactive Media & Services				798,404

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	13,500	$91,220	(a)
KDDI Corp.	4,900	146,916	(a)

Total Wireless Telecommunication Services		238,136

Total Communication Services		1,640,380

Consumer Discretionary - 2.3%
Auto Components - 0.1%
Magna International Inc.	2,300	102,429
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd.	4,400	77,815	(a)
Brinker International Inc.	2,465	59,160
Jack in the Box Inc.	1,293	95,798
Wyndham Destinations Inc.	2,200	61,996
Yum China Holdings Inc.	1,800	86,526
Yum! Brands Inc.	1,236	107,421

Total Hotels, Restaurants & Leisure		488,716

Household Durables - 0.1%
Sekisui House Ltd.	5,200	98,996	(a)
Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc.	190	524,176	*
Specialty Retail - 0.8%
Home Depot Inc.	1,210	303,117
Lowe’s Cos. Inc.	2,022	273,213
Ross Stores Inc.	1,937	165,110

Total Specialty Retail		741,440

Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	1,880	102,059	(a)
Under Armour Inc., Class A Shares	4,000	38,960	*

Total Textiles, Apparel & Luxury Goods		141,019

Total Consumer Discretionary		2,096,776

Consumer Staples - 2.1%
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard Inc., Class B Shares	3,300	103,477
George Weston Ltd.	1,400	102,556
Koninklijke Ahold Delhaize NV	4,750	129,349	(a)
Seven & i Holdings Co. Ltd.	2,700	88,112	(a)
Wal-Mart de Mexico SAB de CV	36,000	86,098
Walmart Inc.	1,518	181,826

Total Food & Staples Retailing		691,418

Food Products - 0.2%
Ingredion Inc.	1,100	91,300

See Notes to Consolidated Schedule of Investments.

2	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Food Products - (continued)
JBS SA	14,000	$55,016
Morinaga & Co. Ltd.	2,400	93,300	(a)

Total Food Products		239,616

Household Products - 0.6%
Church & Dwight Co. Inc.	2,230	172,379
Clorox Co.	560	122,847
Kimberly-Clark de Mexico SAB de CV, Class A Shares	46,000	71,709
Procter & Gamble Co.	1,330	159,028

Total Household Products		525,963

Personal Products - 0.3%
Estee Lauder Cos. Inc., Class A Shares	778	146,793
Hengan International Group Co. Ltd.	12,000	93,869	(a)

Total Personal Products		240,662

Tobacco - 0.2%
KT&G Corp.	746	48,749	(a)
Swedish Match AB	1,700	119,365	(a)

Total Tobacco		168,114

Total Consumer Staples		1,865,773

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA, ADR	9,904	78,935
Repsol SA	7,089	61,869	(a)
Royal Dutch Shell PLC, Class A Shares	3,628	58,572	(a)
Valero Energy Corp.	2,000	117,640

Total Energy		317,016

Financials - 3.5%
Banks - 1.5%
Aozora Bank Ltd.	4,600	80,080	(a)
Banco Bilbao Vizcaya Argentaria SA	21,000	72,133	(a)
Bank of America Corp.	6,709	159,339
BNP Paribas SA	2,233	88,523	*(a)
Citigroup Inc.	2,633	134,546
Citizens Financial Group Inc.	5,376	135,690
Comerica Inc.	2,950	112,395
Fifth Third Bancorp	6,500	125,320
ING Groep NV	8,000	55,575	(a)
JPMorgan Chase & Co.	1,282	120,585
Lloyds Banking Group PLC	204,717	78,973	(a)

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Postal Savings Bank of China Co. Ltd., Class H Shares	140,000	$80,470	(a)
Wells Fargo & Co.	2,600	66,560

Total Banks		1,310,189

Capital Markets - 0.3%
Ameriprise Financial Inc.	894	134,136
Morgan Stanley	3,300	159,390

Total Capital Markets		293,526

Consumer Finance - 0.4%
Capital One Financial Corp.	2,091	130,876
Discover Financial Services	2,170	108,695
Synchrony Financial	4,850	107,476

Total Consumer Finance		347,047

Insurance - 1.3%
Aegon NV	21,112	62,794	(a)
Allianz SE, Registered Shares	984	200,710	(a)
Allstate Corp.	2,131	206,685
AXA SA	5,029	104,951	(a)
Legal & General Group PLC	31,700	86,566	(a)
Manulife Financial Corp.	6,900	93,874
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	300	77,857	(a)
Prudential Financial Inc.	1,232	75,029
Prudential PLC	9,600	144,573	(a)
Swiss Life Holding AG, Registered Shares	358	132,396	(a)

Total Insurance		1,185,435

Total Financials		3,136,197

Health Care - 3.2%
Biotechnology - 0.6%
Amgen Inc.	963	227,133
Biogen Inc.	528	141,267	*
Regeneron Pharmaceuticals Inc.	280	174,622	*

Total Biotechnology		543,022

Health Care Equipment & Supplies - 0.6%
Baxter International Inc.	2,294	197,514
Edwards Lifesciences Corp.	2,400	165,864	*
Masimo Corp.	769	175,324	*

Total Health Care Equipment & Supplies		538,702

Health Care Providers & Services - 0.8%
Cigna Corp.	637	119,533

See Notes to Consolidated Schedule of Investments.

4	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Humana Inc.	545	$211,324
McKesson Corp.	900	138,078
UnitedHealth Group Inc.	855	252,182

Total Health Care Providers & Services		721,117

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	3,400	199,920
Chugai Pharmaceutical Co. Ltd.	3,000	160,371	(a)
Merck & Co. Inc.	1,702	131,616
Novo Nordisk A/S, Class B Shares	2,150	139,129	(a)
Roche Holding AG	750	259,673	(a)
Shionogi & Co. Ltd.	2,100	131,459	(a)

Total Pharmaceuticals		1,022,168

Total Health Care		2,825,009

Industrials - 1.9%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	370	135,021
Northrop Grumman Corp.	410	126,050
Safran SA	1,329	132,943	*(a)

Total Aerospace & Defense		394,014

Airlines - 0.1%
Southwest Airlines Co.	2,641	90,269
Electrical Equipment - 0.1%
Rockwell Automation Inc.	589	125,457
Industrial Conglomerates - 0.2%
CITIC Ltd.	70,000	65,859	(a)
LG Corp.	1,386	82,009	(a)

Total Industrial Conglomerates		147,868

Machinery - 0.3%
Cummins Inc.	1,129	195,611
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	111,000	85,565	*(a)

Total Machinery		281,176

Professional Services - 0.3%
ManpowerGroup Inc.	1,639	112,681
Wolters Kluwer NV	1,750	136,518	(a)

Total Professional Services		249,199

Road & Rail - 0.1%
Norfolk Southern Corp.	500	87,785
Trading Companies & Distributors - 0.4%
Marubeni Corp.	11,000	49,757	(a)

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Mitsubishi Corp.	5,000	$105,265	(a)
Sumitomo Corp.	5,200	59,549	(a)
W.W. Grainger Inc.	360	113,097

Total Trading Companies & Distributors		327,668

Total Industrials		1,703,436

Information Technology - 4.5%
Communications Equipment - 0.2%
Cisco Systems Inc.	4,337	202,278
IT Services - 0.3%
Mastercard Inc., Class A Shares	700	206,990
Visa Inc., Class A Shares	500	96,585

Total IT Services		303,575

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials Inc.	3,788	228,985
ASM International NV	840	129,551	(a)
ASML Holding NV	465	170,459	(a)
KLA Corp.	727	141,387
NVIDIA Corp.	811	308,107
NXP Semiconductors NV	1,000	114,040
Powertech Technology Inc.	25,000	90,441	(a)
Texas Instruments Inc.	1,717	218,007
United Microelectronics Corp.	190,000	102,215	(a)

Total Semiconductors & Semiconductor Equipment		1,503,192

Software - 1.0%
Check Point Software Technologies Ltd.	1,000	107,430	*
Microsoft Corp.	3,700	752,987

Total Software		860,417

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc.	2,443	891,206
Samsung Electronics Co. Ltd.	6,195	274,619	(a)

Total Technology Hardware, Storage & Peripherals		1,165,825

Total Information Technology		4,035,287

Materials - 0.6%
Chemicals - 0.1%
Huntsman Corp.	3,800	68,286
Metals & Mining - 0.5%
Anglo American Platinum Ltd.	1,100	79,422	(a)
Fortescue Metals Group Ltd.	10,400	99,790	(a)
Glencore PLC	51,900	109,854	(a)

See Notes to Consolidated Schedule of Investments.

6	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY			SHARES	VALUE
Metals & Mining - (continued)
POSCO			349	$50,469	(a)
Rio Tinto PLC			1,943	109,332	(a)

Total Metals & Mining				448,867

Total Materials				517,153

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CapitaLand Ltd.			44,500	93,465	*(a)
China Vanke Co. Ltd., Class H Shares			29,400	92,752	(a)
Country Garden Holdings Co. Ltd.			111,000	136,605	(a)
Daito Trust Construction Co. Ltd.			1,400	128,632	(a)
Shimao Property Holdings Ltd.			36,000	152,560	(a)
Sun Hung Kai Properties Ltd.			9,000	114,698	(a)

Total Real Estate				718,712

Utilities - 0.5%
Electric Utilities - 0.2%
NRG Energy Inc.			4,281	139,390
Tohoku Electric Power Co. Inc.			7,500	71,325	(a)

Total Electric Utilities				210,715

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co. Ltd.			5,000	94,796	(a)
Multi-Utilities - 0.2%
AGL Energy Ltd.			6,000	70,764	(a)
Canadian Utilities Ltd., Class A Shares			4,200	104,567

Total Multi-Utilities				175,331

Total Utilities				480,842

Total Common Stocks (Cost - $15,829,044)				19,336,581

Investments in Underlying Funds - 17.3%
Invesco S&P 500 Pure Value ETF			23,194	1,107,050
Invesco S&P 500 Quality ETF			104,167	3,688,553
iShares Core High Dividend ETF			12,990	1,054,139
Vanguard Mega Cap Value ETF			12,260	897,677
Vanguard Real Estate ETF			111,306	8,740,860

Total Investments in Underlying Funds (Cost - $11,536,675)				15,488,279

	RATE	MATURITY DATE	FACE AMOUNT†
Corporate Bonds & Notes - 2.6%
Energy - 1.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,323

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	$26,224
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	48,397
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	265,363
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	254,082
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	20,000	20,455
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000	128,697
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	62,614
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	54,990
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	89,813
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	36,590
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	46,812
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	36,660
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000	96,731
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	80,000	104,251
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	30,000	28,532

Total Oil, Gas & Consumable Fuels				1,300,211

Total Energy				1,304,534

Materials - 1.2%
Metals & Mining - 0.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	213,958	(b)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	50,000	59,816
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000	42,921	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	53,666	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	96,256	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	261,443
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	41,350
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000	58,888

Total Metals & Mining				828,298

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000	214,212	(c)

Total Materials				1,042,510

Total Corporate Bonds & Notes (Cost - $2,226,923)				2,347,044

Sovereign Bonds - 0.7%
Indonesia - 0.3%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000	232,271

See Notes to Consolidated Schedule of Investments.

8	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	160,000		$170,960
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000		210,154	(b)

Total Sovereign Bonds (Cost - $585,653)					613,385

Non-U.S. Treasury Inflation Protected Securities - 0.6%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	1,535,266	BRL	348,909
Canada - 0.2%
Canada Government Real Return Bond	0.500%	12/1/50	261,028	CAD	226,426

Total Non-U.S. Treasury Inflation Protected Securities (Cost - $641,353)					575,335

		EXPIRATION DATE	RIGHTS
Rights - 0.0%††
Repsol SA (Cost - $3,919)		7/7/20	7,089		3,451	*

Total Investments before Short-Term Investments (Cost - $55,410,056)					65,956,401

	RATE	MATURITY DATE	FACE AMOUNT†
Short-Term Investments - 23.0%
U.S. Treasury Bills - 15.6%
U.S. Treasury Bills	0.136%	9/17/20	7,000,000		6,997,953	(d)
U.S. Treasury Bills	0.143%	12/17/20	7,000,000		6,995,358	(d)

Total U.S. Treasury Bills (Cost - $13,992,183)					13,993,311

			SHARES
Money Market Funds - 7.4%
Invesco Government & Agency Portfolio, Institutional Class	0.099%		4,871,471		4,871,471
Dreyfus Government Cash Management,
Institutional Shares	0.085%		1,631,049		1,631,049
Invesco Treasury Portfolio, Institutional Class	0.080%		100,716		100,716

Total Money Market Funds (Cost - $6,603,236)					6,603,236

Total Short-Term Investments (Cost - $20,595,419)					20,596,547

Total Investments - 96.6% (Cost - $76,005,475)					86,552,948

Other Assets in Excess of Liabilities - 3.4%					3,011,514

Total Net Assets - 100.0%					$89,564,462

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2020 Quarterly Report	9

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund

At June 30, 2020, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
Australian 10-Year Bonds	79	9/20	$7,959,558	$8,111,629	$152,071
Canadian 10-Year Bonds	20	9/20	2,242,001	2,266,058	24,057
E-mini S&P 500 Index	1	9/20	149,971	154,510	4,539
Japanese 10-Year Bonds	4	9/20	1,125,298	1,122,223	(3,075)
S&P GSCI	230	7/20	18,242,887	18,670,250	427,363
Topix Index	1	9/20	150,868	144,339	(6,529)
U.S. Treasury 10-Year Notes	17	9/20	2,357,764	2,365,922	8,158
United Kingdom Long Gilt	35	9/20	5,954,210	5,969,240	15,030

					621,614

Contracts to Sell:
Amsterdam Index	2	7/20	246,032	251,462	(5,430)
CAC 40 Euro	4	7/20	216,876	220,812	(3,936)
DAX Index	2	9/20	135,026	138,477	(3,451)
Euro-Bund	40	9/20	7,837,370	7,932,809	(95,439)
FTSE 100 Index	2	9/20	150,526	152,347	(1,821)
FTSE/MIB Index	1	9/20	109,455	108,356	1,099
IBEX 35 Index	3	7/20	246,156	243,006	3,150
S&P/TSX 60 Index	1	9/20	134,912	136,786	(1,874)
SPI 200 Index	2	9/20	200,778	203,304	(2,526)
U.S. Treasury 10-Year Notes	39	9/20	5,417,041	5,427,703	(10,662)

See Notes to Consolidated Schedule of Investments.

10	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Sell - (continued)
U.S. Treasury Long-Term Bonds	20	9/20	$3,567,676	$3,571,250	$(3,574)
U.S. Treasury Ultra Long-Term Bonds	3	9/20	657,292	654,469	2,823

					(121,641)

Net unrealized appreciation on open futures contracts					$499,973

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	71,000	USD	52,204	Bank of New York	7/6/20	$95
CAD	257,000	USD	189,782	Bank of New York	7/6/20	(474)
CHF	799,000	USD	841,512	Bank of New York	7/6/20	1,949
CHF	1,681,000	USD	1,748,043	Bank of New York	7/6/20	26,498
EUR	2,253,000	USD	2,532,205	Bank of New York	7/6/20	(651)
GBP	398,000	USD	497,740	Bank of New York	7/6/20	(4,561)
GBP	513,000	USD	646,947	Bank of New York	7/6/20	(11,267)
JPY	40,600,000	USD	380,121	Bank of New York	7/6/20	(4,084)
JPY	202,000,000	USD	1,860,678	Bank of New York	7/6/20	10,242
JPY	238,700,000	USD	2,178,711	Bank of New York	7/6/20	32,123
JPY	402,000,000	USD	3,702,933	Bank of New York	7/6/20	20,382
NOK	8,100,000	USD	871,920	Bank of New York	7/6/20	(30,367)
NZD	1,655,000	USD	1,051,334	Bank of New York	7/6/20	16,680
NZD	2,956,000	USD	1,877,790	Bank of New York	7/6/20	29,793
USD	1,430,565	AUD	2,053,000	Bank of New York	7/6/20	13,737
USD	335,763	CHF	320,000	Bank of New York	7/6/20	(2,044)
USD	1,097,819	CHF	1,055,000	Bank of New York	7/6/20	(15,887)
USD	1,125	EUR	1,000	Bank of New York	7/6/20	1
USD	2,416,574	EUR	2,146,000	Bank of New York	7/6/20	5,249
USD	596,874	GBP	471,000	Bank of New York	7/6/20	13,238
USD	763,002	NZD	1,177,000	Bank of New York	7/6/20	3,454
AUD	167,000	USD	114,665	Citibank N.A.	7/6/20	586
AUD	963,000	USD	662,899	Citibank N.A.	7/6/20	1,692
AUD	2,758,000	USD	1,898,520	Citibank N.A.	7/6/20	4,847
CAD	356,000	USD	262,122	Citibank N.A.	7/6/20	110
CAD	421,000	USD	310,604	Citibank N.A.	7/6/20	(492)
CAD	832,000	USD	619,286	Citibank N.A.	7/6/20	(6,429)

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2020 Quarterly Report	11

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	5,988,000	USD	4,433,655	Citibank N.A.	7/6/20	$(22,847)
CHF	946,000	USD	984,734	Citibank N.A.	7/6/20	13,907
CHF	1,419,000	USD	1,496,541	Citibank N.A.	7/6/20	1,421
EUR	302,000	USD	342,073	Citibank N.A.	7/6/20	(2,735)
EUR	530,000	USD	592,282	Citibank N.A.	7/6/20	3,246
GBP	2,644,000	USD	3,319,884	Citibank N.A.	7/6/20	(43,591)
NOK	17,790,000	USD	1,863,969	Citibank N.A.	7/6/20	(15,669)
NZD	79,000	USD	50,980	Citibank N.A.	7/6/20	0 [1]
NZD	1,121,000	USD	725,515	Citibank N.A.	7/6/20	(2,104)
SEK	10,840,000	USD	1,161,917	Citibank N.A.	7/6/20	1,470
USD	192,544	AUD	279,000	Citibank N.A.	7/6/20	(1)
USD	3,035,961	AUD	4,403,000	Citibank N.A.	7/6/20	(2,663)
USD	2,854,332	CAD	3,855,000	Citibank N.A.	7/6/20	14,708
USD	120,312	CHF	114,000	Citibank N.A.	7/6/20	(32)
USD	2,833,453	CHF	2,722,000	Citibank N.A.	7/6/20	(40,016)
USD	91,638	GBP	73,000	Citibank N.A.	7/6/20	1,181
USD	130,727	GBP	105,000	Citibank N.A.	7/6/20	617
USD	233,308	GBP	186,000	Citibank N.A.	7/6/20	2,827
USD	1,104,954	GBP	880,000	Citibank N.A.	7/6/20	14,508
USD	1,866	JPY	200,000	Citibank N.A.	7/6/20	13
USD	235,061	JPY	25,200,000	Citibank N.A.	7/6/20	1,660
USD	428,933	NOK	4,100,000	Citibank N.A.	7/6/20	2,962
USD	971,276	NOK	9,270,000	Citibank N.A.	7/6/20	8,165
USD	479,740	SEK	4,480,000	Citibank N.A.	7/6/20	(1,069)
USD	1,982,976	SEK	18,500,000	Citibank N.A.	7/6/20	(2,509)
AUD	6,000	USD	4,124	HSBC Securities Inc.	7/6/20	17
AUD	1,520,000	USD	1,050,072	HSBC Securities Inc.	7/6/20	(1,081)
AUD	1,930,000	USD	1,322,660	HSBC Securities Inc.	7/6/20	9,283
CHF	1,724,000	USD	1,831,198	HSBC Securities Inc.	7/6/20	(11,264)
EUR	2,000	USD	2,259	HSBC Securities Inc.	7/6/20	(12)
EUR	14,223,000	USD	15,914,964	HSBC Securities Inc.	7/6/20	66,527
JPY	11,100,000	USD	103,944	HSBC Securities Inc.	7/6/20	(1,136)
NZD	5,174,000	USD	3,332,923	HSBC Securities Inc.	7/6/20	5,993
USD	100,122	CAD	136,000	HSBC Securities Inc.	7/6/20	(57)
USD	644,382	EUR	570,000	HSBC Securities Inc.	7/6/20	3,909
USD	2,168,544	EUR	1,938,000	HSBC Securities Inc.	7/6/20	(9,065)
USD	50,252	GBP	40,000	HSBC Securities Inc.	7/6/20	686
USD	194,587	JPY	20,900,000	HSBC Securities Inc.	7/6/20	1,011
USD	52,693	NZD	81,000	HSBC Securities Inc.	7/6/20	421

See Notes to Consolidated Schedule of Investments.

12	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2020

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	174,889	SEK	1,640,000	HSBC Securities Inc.	7/6/20	$(1,121)
USD	1,630,456	SEK	15,180,000	HSBC Securities Inc.	7/6/20	1,285
CAD	2,139,000	USD	1,582,117	UBS Securities LLC	7/6/20	(6,513)
JPY	36,800,000	USD	338,747	UBS Securities LLC	7/6/20	2,094
MXN	40,510,000	USD	1,858,877	UBS Securities LLC	7/6/20	(97,718)
NOK	3,140,000	USD	324,591	UBS Securities LLC	7/6/20	1,641
NOK	3,600,000	USD	374,955	UBS Securities LLC	7/6/20	(931)
SEK	27,360,000	USD	2,979,384	UBS Securities LLC	7/6/20	(43,013)
SEK	38,160,000	USD	4,089,526	UBS Securities LLC	7/6/20	5,938
USD	44,138	NOK	420,000	UBS Securities LLC	7/6/20	502
USD	592,088	NOK	5,670,000	UBS Securities LLC	7/6/20	3,001
USD	2,121,236	NOK	20,250,000	UBS Securities LLC	7/6/20	17,354
USD	224,513	NZD	349,000	UBS Securities LLC	7/6/20	(706)
USD	259,673	NZD	408,000	UBS Securities LLC	7/6/20	(3,620)
USD	264,956	SEK	2,480,000	UBS Securities LLC	7/6/20	(1,206)
USD	1,145,765	SEK	10,650,000	UBS Securities LLC	7/6/20	2,770
CAD	287,997	USD	210,382	BNP Paribas SA	7/16/20	1,764
USD	6,559	EUR	6,000	BNP Paribas SA	7/16/20	(184)
USD	66,341	CAD	92,456	JPMorgan Chase & Co.	7/16/20	(1,765)
USD	138,415	CAD	195,541	JPMorgan Chase & Co.	7/16/20	(5,625)
USD	6,584	EUR	6,001	JPMorgan Chase & Co.	7/16/20	(160)
USD	210,415	CAD	287,997	BNP Paribas SA	10/16/20	(1,768)

Total						$(24,880)

[1]	Value is less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2020 Quarterly Report	13

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$27,592,326	—	$27,592,326
Common Stocks:
Communication Services	$1,112,516	527,864	—	1,640,380
Consumer Discretionary	1,817,906	278,870	—	2,096,776
Consumer Staples	1,293,029	572,744	—	1,865,773
Energy	196,575	120,441	—	317,016
Financials	1,870,596	1,265,601	—	3,136,197
Health Care	2,134,377	690,632	—	2,825,009
Industrials	985,971	717,465	—	1,703,436
Information Technology	3,268,002	767,285	—	4,035,287
Materials	68,286	448,867	—	517,153
Real Estate	—	718,712	—	718,712
Utilities	243,957	236,885	—	480,842
Investments in Underlying Funds	15,488,279	—	—	15,488,279
Corporate Bonds & Notes	—	2,347,044	—	2,347,044
Sovereign Bonds	—	613,385	—	613,385
Non-U.S. Treasury Inflation Protected Securities	—	575,335	—	575,335
Rights	3,451	—	—	3,451

Total Long-Term Investments	28,482,945	37,473,456	—	65,956,401

Short-Term Investments†:
U.S. Treasury Bills	—	13,993,311	—	13,993,311
Money Market Funds	6,603,236	—	—	6,603,236
Total Short-Term Investments	6,603,236	13,993,311	—	20,596,547

Total Investments	$35,086,181	$51,466,767	—	$86,552,948

Other Financial Instruments:
Futures Contracts	$638,290	—	—	$638,290
Forward Foreign Currency Contracts	—	$371,557	—	371,557

Total Other Financial Instruments	$638,290	$371,557	—	$1,009,847

Total	$35,724,471	$51,838,324	—	$87,562,795

16

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$138,317	—	—	$138,317
Forward Foreign Currency Contracts	—	$396,437	—	396,437

Total	$138,317	$396,437	—	$534,754

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

17